Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Operating Performance Measure	The following tables present the summary of each segment’s financial performance which is considered as a segment operating performance measure, for the years ended June 30, 2023 and 2022:
	For the Years Ended June 30, 2023
	Tea shop chains	Block Chain and Digital asset Mining	Unallocated	Total
Revenues	$1,091,752	$1,773,684	$17,982	$2,883,418
Cost of revenues	$(627,170)	$(4,994,560)	$-	$(5,621,730)
General and administrative expenses	$(1,066,234)	$(33,821,941)	$(4,582,789)	$(39,470,964)
Other (expenses) income	$(308,854)	$(56,886,565)	$2,597,540	$(54,597,879)
Net income (loss) from continuing operations before income taxes	$(910,506)	$(93,929,382)	$(1,967,267)	$(96,807,155)
	For the Years Ended June 30, 2022
	Tea shop chains	Block Chain and Digital asset Mining	Unallocated	Total
Revenues	$765,094	$-	$-	$765,094
Cost of revenues	$(450,310)	$-	$-	$(450,310)
General and administrative expenses	$(1,809,435)	$(2,976,619)	$(5,622,476)	$(10,408,530)
Other (expenses) income	$(283,111)	$(2,560,131)	$(410,116)	$(3,253,358)
Net income (loss) from continuing operations before income taxes	$(1,761,389)	$(5,536,750)	$(6,032,592)	$(13,347,104)